INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)
INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)

		Years ended December 31,
	Notes	2019	2018
Interest income		$12.6	$13.3
Gain (loss) on non-hedge derivatives and warrants	22(d)	17.2	(9.1)
Other gains (losses)		(0.7)	0.7
		$29.1	$4.9